Financial instruments - valuation (Tables)	6 Months Ended
Jun. 30, 2026
Financial instruments
Schedule of financial assets and liabilities at fair value by valuation hierarchy

	30 June 2026				31 December 2025
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	£m	£m	£m	£m	£m	£m	£m	£m
Assets
Trading assets
Loans	—	29,022	256	29,278	—	33,556	96	33,652
Securities	13,811	4,277	—	18,088	9,586	3,299	—	12,885
Derivatives
Interest rate	—	30,819	337	31,156	—	32,382	360	32,742
Foreign exchange	—	31,850	90	31,940	—	27,878	103	27,981
Other	—	49	12	61	—	57	9	66
Other financial assets
Loans	—	24	829	853	—	35	533	568
Securities	29,888	20,606	117	50,611	25,528	16,964	152	42,644
Total financial assets held at fair value	43,699	116,647	1,641	161,987	35,114	114,171	1,253	150,538
As a % of total fair value assets	27%	72%	1%		23%	76%	1%

Liabilities
Trading liabilities
Deposits	—	40,399	—	40,399	—	41,284	—	41,284
Debt securities in issue	—	215	—	215	—	234	—	234
Short positions	8,174	1,848	1	10,023	6,172	1,331	1	7,504
Derivatives
Interest rate	—	25,284	181	25,465	—	26,589	169	26,758
Foreign exchange	—	30,611	52	30,663	—	26,988	54	27,042
Other	—	100	28	128	—	119	55	174
Other financial liabilities
Debt securities in issue	—	2,338	3	2,341	—	2,302	3	2,305
Other deposits	—	2,423	26	2,449	—	2,285	27	2,312
Subordinated liabilities	—	230	—	230	—	237	—	237
Total financial liabilities held at fair value	8,174	103,448	291	111,913	6,172	101,369	309	107,850
As a % of total fair value liabilities	7%	93%	0%		6%	94%	0%

(1)	Level 1 - Instruments valued using unadjusted quoted prices in active and liquid markets, for identical financial instruments. Examples include government bonds, listed equity shares and certain exchange-traded derivatives.

Level 2 - Instruments valued using valuation techniques that have observable inputs. Observable inputs are those that are readily available with limited adjustments required. Examples include most government agency securities, investment-grade corporate bonds, certain mortgage products - including CLOs, most bank loans, repos and reverse repos, state and municipal obligations, most notes issued, certain money market securities, loan commitments and most OTC derivatives.

Level 3 – Instruments valued using a valuation technique where at least one input which could have a significant effect on the instrument’s valuation, is not based on observable market data. Examples include non-derivative instruments which trade infrequently, certain syndicated and commercial mortgage loans, private equity, and derivatives with unobservable model inputs.

(2)	Transfers between levels are deemed to have occurred at the beginning of the quarter in which the instrument was transferred.
(3)	For an analysis of debt securities held at mandatory fair value through profit or loss by issuer as well as ratings and derivatives, by type and contract, refer to Capital and risk management – Credit risk.

Schedule of financial instruments valuation adjustments

	30 June	31 December
	2026	2025
	£m	£m
Funding - FVA	(16)	(11)
Credit - CVA	174	179
Bid - Offer	61	60
Product and deal specific	96	124
Total	315	352

Schedule of financial instruments carried at fair value on the balance sheet by valuation sensitivities for level 3 balances

	30 June 2026			31 December 2025
	Level 3	Favourable	Unfavourable	Level 3	Favourable	Unfavourable
	£m	£m	£m	£m	£m	£m
Assets
Trading assets
Loans	256	—	—	96	—	—
Derivatives
Interest rate	337	10	(10)	360	20	(10)
Foreign exchange	90	—	—	103	10	(10)
Other	12	—	—	9	—	—
Other financial assets
Loans	829	10	(10)	533	—	(10)
Securities	117	10	(20)	152	10	(20)
Total financial assets held at fair value	1,641	30	(40)	1,253	40	(50)

Liabilities
Trading liabilities
Short positions	1	—	—	1	—	—
Derivatives
Interest rate	181	10	(10)	169	10	(10)
Foreign exchange	52	—	—	54	—	—
Other	28	—	—	55	—	—
Other financial liabilities
Debt securities in issue	3	—	—	3	—	—
Other deposits	26	—	—	27	—	(20)
Total financial liabilities held at fair value	291	10	(10)	309	10	(30)

Schedule of movement in level 3 assets and liabilities

		Other	Other			Other	Other
	Derivatives	trading	financial	Total	Derivatives	trading	financial	Total
	assets	assets (2)	assets (3)	assets	liabilities	liabilities (2)	liabilities	liabilities
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2026	472	96	685	1,253	278	1	30	309
Amounts recorded in the income statement (1)	(30)	13	1	(16)	(26)	—	(1)	(27)
Amount recorded in the statement of comprehensive income	—	—	2	2	—	—	—	—
Level 3 transfers in	41	—	45	86	20	—	—	20
Level 3 transfers out	(50)	—	(41)	(91)	(1)	—	—	(1)
Purchases/originations	39	157	336	532	22	—	—	22
Settlements/other decreases	—	(10)	(1)	(11)	(14)	—	—	(14)
Sales	(33)	—	(81)	(114)	(17)	—	—	(17)
Foreign exchange and other adjustments	—	—	—	—	(1)	—	—	(1)
At 30 June 2026	439	256	946	1,641	261	1	29	291

Amounts recorded in the income statement in respect of balances held at period end - unrealised	66	13	3	82	18	(1)	(0)	17

At 1 January 2025	630	278	774	1,682	465	1	28	494
Amounts recorded in the income statement (1)	(65)	2	(1)	(64)	(94)	—	1	(93)
Amount recorded in the statement of comprehensive income	—	—	11	11	—	—	—	—
Level 3 transfers in	40	—	—	40	7	—	25	32
Level 3 transfers out	(6)	—	(16)	(22)	(11)	—	—	(11)
Purchases/originations	70	89	59	218	47	—	—	47
Settlements/other decreases	(2)	(31)	—	(33)	(34)	—	—	(34)
Sales	(31)	(97)	(125)	(253)	(40)	—	—	(40)
Foreign exchange and other adjustments	1	2	1	4	2	—	1	3
At 30 June 2025	637	243	703	1,583	342	1	55	398

Amounts recorded in the income statement in respect of balances held at period end - unrealised	57	1	(3)	55	(10)	—	—	(10)

(1)	There were £9 million net gains on trading assets and liabilities (30 June 2025 – £31 million net gains) recorded in income from trading activities. Net gains on other instruments of £2 million (30 June 2025 – £2 million net losses) were recorded in other operating income and interest income as appropriate.
(2)	Other trading assets and other trading liabilities comprise assets and liabilities held at fair value in trading portfolios.
(3)	Other financial assets comprise fair value through other comprehensive income, designated as at fair value through profit or loss and other fair value through profit or loss.
(4)	During the period ended 30 June 2026, £61 million of assets and liabilities transferred into Level 3 driven by decrease in observability of swaps and increase in the proportion of trades with unobservable inputs in structured netting. £51 million of assets and liabilities transferred out of Level 3 driven by decrease in observability of inputs

Schedule of carrying value and fair value of financial instruments carried at amortised cost on the balance sheet

	Carrying
	value	Fair value
30 June 2026	£bn	£bn
Financial assets
Loans to banks	7.3	7.4
Loans to customers	435.9	430.7
Other financial assets - securities	35.1	35.0

31 December 2025
Financial assets
Loans to banks	7.0	6.9
Loans to customers	418.9	414.5
Other financial assets - securities	36.6	36.6

30 June 2026
Financial liabilities
Bank deposits	50.0	50.0
Customer deposits	448.6	448.6
Other financial liabilities
- debt securities in issue	67.2	67.7
Subordinated liabilities	6.4	6.5

31 December 2025
Financial liabilities
Bank deposits	44.1	44.1
Customer deposits	443.0	424.4
Other financial liabilities
- debt securities in issue	63.0	63.6
Subordinated liabilities	5.9	6.1